Derivative Instruments and Accounting Hedges - Cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives (Details) - Cash Flow Hedges - CLP ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net cash flows
Cross Currency Swap CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(208,618)	$ (422,670)
Cross Currency Swap EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(94,976)	(94,290)
Cross Currency Swap HKD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(363,929)	(378,150)
Cross Currency Swap JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(284,212)	(204,243)
Cross Currency Swap USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(201,739)	(193,821)
Cross Currency Swap PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(31,695)
Cross Currency Swap Aud
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(111,381)
Cross Currency Swap Nok
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(67,523)
Over 3 years and up to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net cash flows
Over 3 years and up to 5 years | Cross Currency Swap CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(197,107)	(87,164)
Over 3 years and up to 5 years | Cross Currency Swap EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(3,718)	(3,608)
Over 3 years and up to 5 years | Cross Currency Swap HKD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(69,035)	(68,362)
Over 3 years and up to 5 years | Cross Currency Swap JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(6,424)	(35,213)
Over 3 years and up to 5 years | Cross Currency Swap USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(1,281)	(1,243)
Over 3 years and up to 5 years | Cross Currency Swap PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(189)
Over 3 years and up to 5 years | Cross Currency Swap Aud
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(1,104)
Over 3 years and up to 5 years | Cross Currency Swap Nok
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(1,216)
Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net cash flows
Over 3 months and up to 12 months [Member] | Cross Currency Swap CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(3,858)	(125,325)
Over 3 months and up to 12 months [Member] | Cross Currency Swap EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(1,857)	(1,811)
Over 3 months and up to 12 months [Member] | Cross Currency Swap HKD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(8,798)	(59,667)
Over 3 months and up to 12 months [Member] | Cross Currency Swap JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(4,096)	(2,740)
Over 3 months and up to 12 months [Member] | Cross Currency Swap USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(1,275)	(47,797)
Over 3 months and up to 12 months [Member] | Cross Currency Swap PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(48)
Over 3 months and up to 12 months [Member] | Cross Currency Swap Aud
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(521)
Over 3 months and up to 12 months [Member] | Cross Currency Swap Nok
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(609)
Over 1 year and up to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net cash flows
Over 1 year and up to 3 years | Cross Currency Swap CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(7,653)	(7,482)
Over 1 year and up to 3 years | Cross Currency Swap EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(3,715)	(3,621)
Over 1 year and up to 3 years | Cross Currency Swap HKD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(17,906)	(16,835)
Over 1 year and up to 3 years | Cross Currency Swap JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(40,344)	(37,432)
Over 1 year and up to 3 years | Cross Currency Swap USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(161,941)	(107,893)
Over 1 year and up to 3 years | Cross Currency Swap PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(188)
Over 1 year and up to 3 years | Cross Currency Swap Aud
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(1,103)
Over 1 year and up to 3 years | Cross Currency Swap Nok
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(1,215)
Over 1 months and up to 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net cash flows
Over 1 months and up to 3 months | Cross Currency Swap CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows		(94,211)
Over 1 months and up to 3 months | Cross Currency Swap EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Over 1 months and up to 3 months | Cross Currency Swap HKD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Over 1 months and up to 3 months | Cross Currency Swap JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(33,570)	(50,247)
Over 1 months and up to 3 months | Cross Currency Swap USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Over 1 months and up to 3 months | Cross Currency Swap PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(47)
Over 1 months and up to 3 months | Cross Currency Swap Aud
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(31)
Over 1 months and up to 3 months | Cross Currency Swap Nok
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net cash flows
Over 5 years | Cross Currency Swap CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows		(108,488)
Over 5 years | Cross Currency Swap EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(85,686)	(85,250)
Over 5 years | Cross Currency Swap HKD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(268,034)	(233,286)
Over 5 years | Cross Currency Swap JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(199,778)	(78,611)
Over 5 years | Cross Currency Swap USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(37,242)	(36,888)
Over 5 years | Cross Currency Swap PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(31,223)
Over 5 years | Cross Currency Swap Aud
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(108,622)
Over 5 years | Cross Currency Swap Nok
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(64,483)
Up to 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net cash flows
Up to 1 month | Cross Currency Swap CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Up to 1 month | Cross Currency Swap EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Up to 1 month | Cross Currency Swap HKD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows	(156)
Up to 1 month | Cross Currency Swap JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Up to 1 month | Cross Currency Swap USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Up to 1 month | Cross Currency Swap PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Up to 1 month | Cross Currency Swap Aud
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Up to 1 month | Cross Currency Swap Nok
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash outflows
Cash flow in CLF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	1,364,073	1,293,174
Cash flow in CLF | Over 3 years and up to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	280,074	195,590
Cash flow in CLF | Over 3 months and up to 12 months [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	21,062	237,340
Cash flow in CLF | Over 1 year and up to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	234,065	173,263
Cash flow in CLF | Over 1 months and up to 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	33,648	144,458
Cash flow in CLF | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	795,068	$ 542,523
Cash flow in CLF | Up to 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	$ 156